Property and Equipment, Net (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment, Net (Textual) [Abstract]
Total depreciation and amortization expense	$ 142	$ 147	$ 197	$ 197	$ 191
Interest costs			$ 1	$ 1	$ 1
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			12 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			3 years